DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Disaggregation of Revenues by Business Segment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues [Abstract]
Revenues	$ 1,206,612,985	$ 967,498,077	$ 1,079,018,197
Reportable Segments [Member] | Natural Gas Transportation [Member]
Revenues [Abstract]
Revenues	441,126,075	215,700,088	275,616,557
Reportable Segments [Member] | Natural Gas Transportation [Member] | Firm [Member]
Revenues [Abstract]
Revenues	369,712,035	176,352,490	230,458,685
Reportable Segments [Member] | Natural Gas Transportation [Member] | Access and Charge [Member]
Revenues [Abstract]
Revenues	15,568,955	7,066,728	9,561,067
Reportable Segments [Member] | Natural Gas Transportation [Member] | Interruptible and Others [Member]
Revenues [Abstract]
Revenues	55,845,085	32,280,870	35,596,805
Reportable Segments [Member] | Liquids Production and Commercialization [Member]
Revenues [Abstract]
Revenues	543,509,152	559,418,431	670,036,912
Reportable Segments [Member] | Liquids Production and Commercialization [Member] | Product [Member]
Revenues [Abstract]
Revenues	513,532,103	527,319,889	639,492,952
Reportable Segments [Member] | Liquids Production and Commercialization [Member] | Services [Member]
Revenues [Abstract]
Revenues	29,977,049	32,098,542	30,543,960
Reportable Segments [Member] | Midstream [Member]
Revenues [Abstract]
Revenues	215,735,400	186,437,633	127,129,881
Reportable Segments [Member] | Midstream [Member] | Conditioning and Treatment [Member]
Revenues [Abstract]
Revenues	32,966,004	33,996,907	40,291,221
Reportable Segments [Member] | Midstream [Member] | Operation and Maintenance [Member]
Revenues [Abstract]
Revenues	7,535,586	6,129,280	3,057,292
Reportable Segments [Member] | Midstream [Member] | Steam Sales [Member]
Revenues [Abstract]
Revenues	2,321,581	2,306,975	2,527,935
Reportable Segments [Member] | Midstream [Member] | Construction [Member]
Revenues [Abstract]
Revenues	0	731,120	16,025
Reportable Segments [Member] | Midstream [Member] | UT Construction [Member]
Revenues [Abstract]
Revenues	0	52,520	295,240
Reportable Segments [Member] | Midstream [Member] | Transportation and conditioning of Natural Gas [Member]
Revenues [Abstract]
Revenues	167,010,774	136,147,207	79,458,971
Reportable Segments [Member] | Midstream [Member] | Others [Member]
Revenues [Abstract]
Revenues	$ 5,901,455	$ 7,073,624	$ 1,483,197